Schedule of Buccaneer Commitment to the Company (Details) (USD $)	12 Months Ended
Dec. 31, 2014 Y
Mineral Properties Schedule Of Buccaneer Commitment To The Company 1	$ 100,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 2	325,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 3	1,000,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 4	4,425,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 5	5
Mineral Properties Schedule Of Buccaneer Commitment To The Company 6	$ 300,000